Trade and other receivables (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Trade and other receivables
Beginning of the year	$ 4,436	$ 6,836
Additions (i)	841	780
Recovery (i)	(212)	(449)
Exchange rate differences	2,996	1,378
Receivables written off during the period/year as uncollectable	(11)	0
Inflation adjustment	(4,973)	(4,109)
End of the year	$ 3,077	$ 4,436